Directors' and Senior Management's Remuneration - Summary of Directors' Remuneration (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)
Executive directors [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 5,284		¥ 3,502		¥ 3,551
Contributions relating to social insurance, housing fund and retirement scheme	803		558		677
Total	6,087		4,060		4,228
Executive directors [member] | YANG Jie [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	461
Contributions relating to social insurance, housing fund and retirement scheme	169
Total	630
Executive directors [member] | SHANG Bing [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	1,354		867		781
Contributions relating to social insurance, housing fund and retirement scheme	89		134		123
Total	1,443		1,001		904
Executive directors [member] | LI Yue [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	1,585		1,000		781
Contributions relating to social insurance, housing fund and retirement scheme	187		163		151
Total	1,772		1,163		932
Executive directors [member] | Wang Yuhang [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	415
Contributions relating to social insurance, housing fund and retirement scheme	163
Total	578
Executive directors [member] | LIU Aili [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					592
Contributions relating to social insurance, housing fund and retirement scheme					110
Total					702
Executive directors [member] | SHA Yuejia [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses			745		702
Contributions relating to social insurance, housing fund and retirement scheme			104		148
Total			849		850
Executive directors [member] | DONG Xin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	1,469		890		695
Contributions relating to social insurance, housing fund and retirement scheme	195		157		145
Total	¥ 1,664		¥ 1,047		¥ 840
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 1,385		$ 1,509		$ 1,640
Total | $		1,385		1,509		1,640
Independent non-executive directors [member] | WONG Kwong Shing Frank [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $				177		470
Total | $				177		470
Independent non-executive directors [member] | CHENG Mo Chi, Moses [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		460		460		460
Total | $		460		460		460
Independent non-executive directors [member] | CHOW Man Yiu, Paul [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		455		455		455
Total | $		455		455		455
Independent non-executive directors [member] | YIU Kin Wah, Stephen [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		470		417		255
Total | $		470		417		$ 255
Independent non-executive directors [member] | YANG Qiang [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 0		$ 0